Cover	6 Months Ended
Jun. 30, 2022
Cover [Abstract]
Document Type	S-4/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 1
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2022
Entity Registrant Name	LEGATO MERGER CORP. II
Entity Central Index Key	0001883814
Entity Tax Identification Number	87-1783910
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	777 Third Avenue
Entity Address, Address Line Two	37th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	212
Local Phone Number	319-7676
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false